Transactions with Related Parties - Compensation to the Company's Executive Director (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Share-based payments	$ 40	$ 40	$ 50
Executive Director
Disclosure of transactions between related parties [line items]
Short-term employee benefits	235	229	82
Share-based payments	0	0	15
Total	$ 235	$ 229	$ 97